EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

NOTE 10: EARNINGS PER SHARE

Number of shares and profit used in the computation of basic and diluted earnings per share:

	Six months ended June 30,
	2026		2025
	Weighted number of shares	Profit attributable to equity holders of the Company	Weighted number of shares	Profit attributable to equity holders of the Company
For the computation of basic earnings per share	39,372,417	$5,000	37,705,678	$3,134
Effect of potential dilutive ordinary shares	1,627,955	—	1,356,991	(303)

For the computation of diluted earnings per share	41,000,372	$5,000	39,062,669	$2,831